Accounts Receivable-Third Parties (Tables)	6 Months Ended
Jun. 30, 2019
Accounts Receivable-Third Parties
Schedule of accounts receivable

	June 30,	December 31,
	2019	2018
	(in US$’000)
Accounts receivable, gross	42,779	40,217
Allowance for doubtful accounts	(21)	(41)
Accounts receivable, net	42,758	40,176

Schedule of movements on the allowance for doubtful accounts

	2019	2018
	(in US$’000)
As at January 1	41	258
Increase in allowance for doubtful accounts	14	279
Decrease in allowance due to subsequent collection	(34)	(235)
Write-off	—	(1)
Exchange difference	—	2
As at June 30	21	303